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                                                                 January 1, 2002
 FUND PROFILE
Tax-Exempt Money Fund
Tax-Free Short-Intermediate Fund
Tax-Free Intermediate Bond Fund
Tax-Free Income Fund
Tax-Free High Yield Fund

 A family of money and municipal bond funds for investors seeking income exempt from federal income taxes.
This profile summarizes key information about the funds that is included in the funds' prospectus. The funds' prospectus includes additional information about the funds, including a more detailed description of the risks associated with investing in each fund that you may want to consider before you invest. You may obtain the prospectus and other information about the funds at no cost by calling 1-800-638-5660, or by visiting our Web site at www.troweprice.com.

TROWEPRICELOGO

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FUND PROFILE
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 What is each fund's objective?

   Tax-Exempt Money Fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest current income exempt from federal income taxes.

   Tax-Free Short-Intermediate Fund seeks to provide, consistent with modest price fluctuation, a high level of income exempt from federal income taxes by investing primarily in short- and intermediate-term investment-grade municipal securities.

   Tax-Free Intermediate Bond Fund seeks to provide a high level of income exempt from federal income taxes consistent with moderate price fluctuation by investing primarily in municipal securities.

   Tax-Free Income Fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term investment-grade municipal securities.

   Tax-Free High Yield Fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term low- to upper-medium-grade municipal securities.


 What is each fund's principal investment strategy?

 Table 1  Differences Among Funds
                                                                        Expected
                                                                    share price   Expected average
  Fund                 Credit-quality categories         Income*    fluctuation   maturity
 ---------------------
  Money                Two highest                       Low        Stable        90 days or less

  Short-Intermediate   Predominately four highest        Low to     Low to        2 to 5 years
                                                         moderate   moderate

  Intermediate         Two highest                       Moderate   Moderate      5 to 10 years

  Income               Predominately four highest        Moderate   Higher        Over 15 years

  High Yield           Generally low-quality to          High       Higher        Over 15 years
                       upper-medium quality
 ---------------------------------------------------------------------------------------------------



 * relative to each other

   Tax-Exempt Money Fund invests in municipal securities that mature in 13 months or less. The fund's weighted average maturity will not exceed 90 days. While the fund's yield will fluctuate with changes in interest rates, its share price is managed to remain stable at $1.00. The fund buys securities within the two highest money market categories as rated by established agencies or, if unrated, by T. Rowe Price. All securities in the fund present minimal credit risks in T. Rowe Price's opinion.
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   Tax-Free Short-Intermediate Fund invests primarily in short- and intermediate-term municipal securities. Its weighted average maturity normally ranges from two to five years and is not expected to exceed five years. The fund generally buys investment-grade securities, which means their ratings are within the four highest credit categories (AAA, AA, A, BBB) as determined by a national rating organization or, if unrated, by T. Rowe Price. The fund may invest up to 5% of assets in below investment-grade securities with ratings of BB (or the T. Rowe Price equivalent).

   Tax-Free Intermediate Bond Fund invests in investment-grade tax-exempt securities. There are no maturity limitations on individual securities, but the fund's weighted average maturity will normally range between five and 10 years. The fund buys investment-grade securities, which means their ratings are within the four highest credit categories (AAA, AA, A, BBB) as determined by a national rating organization or, if unrated, by T. Rowe Price.

   Tax-Free Income Fund invests primarily in long-term investment-grade municipal securities, and its weighted average maturity is expected to exceed 15 years. The fund may invest up to 5% of assets in below investment-grade securities, including those with the lowest rating or, if unrated, believed by T. Rowe

   Price to be noninvestment grade.

   Tax-Free High Yield Fund invests a substantial portion of assets in below investment-grade municipal or "junk" bonds and may buy bonds in default as long as they do not exceed 10% of assets. The fund's weighted average maturity is expected to exceed 15 years.

   All funds

   In selecting securities for the money fund, the fund manager may examine relationships among yields of various types and maturities of money market securities in the context of the outlook for interest rates. Similarly, investment decisions for the bond funds reflect the manager's outlook for interest rates and the economy as well as the prices and yields of various securities. This approach is designed to help the manager capture appreciation opportunities when rates are falling and reduce the impact of falling prices when rates are rising. For example, if we expect rates to fall, we may buy longer-term securities within each fund's maturity range to provide higher yield (and, in the case of the bond funds, greater appreciation potential). Conversely, shorter maturities may be favored if rates are expected to rise. In addition, if our economic outlook is positive, we may take advantage of the bond funds' "baskets" for noninvestment-grade bonds. From time to time, a fund may invest a significant portion of its assets in municipal bonds of certain sectors with special risks, such as hospital, electric utility, or private activity bonds. The funds may sell holdings for a variety of reasons, such as to adjust the portfolio's average maturity or quality or to shift assets into higher-yielding securities.
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   While most assets will be invested in municipal securities, other securities may also be purchased, including derivatives such as futures and municipal warrants, in keeping with fund objectives.

   Further information about each fund's investments, including a review of market conditions and fund strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of these documents, call 1-800-638-5660.


 What are the main risks of investing in the funds?

   Any of the following could cause a decline in a fund's price or income:

  . Interest rate risk This risk refers to the decline in bond prices that accompanies a rise in the overall level of interest rates. (Bond prices and interest rates move in opposite directions.) Generally, the longer the maturity of a fund or security, the greater its interest rate risk.

  . While a rise in rates is the principal source of interest rate risk for bond funds, falling rates bring the possibility that a bond may be "called," or redeemed before maturity, and that the proceeds may be reinvested in lower-yielding securities.

  . Credit risk This is the chance that any of a fund's holdings will have its credit rating downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the fund's income level and share price. This risk is reduced for the money fund because of the high-rated securities in its portfolio. On the other hand, the Tax-Free High Yield Fund is most exposed to this risk because of its high component of noninvestment-grade bonds, which carry a greater risk of default. Lower-quality municipals are vulnerable to real or perceived changes in the business climate and can be less liquid and more volatile.

   While generally considered to be of medium quality, securities in the BBB category are more susceptible to adverse economic or investing conditions, and some BBB securities have speculative characteristics. The funds may retain a security whose credit quality is downgraded after purchase.

  . Political risk This is the chance that a significant restructuring of federal income tax rates, or even serious discussion on the topic in Congress could cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors. Broadly lower income tax rates could reduce the advantage of owning municipals.

  . Other risks Bonds of certain sectors have special risks. For example, the health care industry can be affected by federal or state legislation, electric utilities are subject to governmental regulation, and private activity bonds are not government backed.
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  . Derivatives risk (bond funds) To the extent each fund uses these instruments, it may be exposed to additional volatility and potential losses.

  . Risks of the money fund An investment in the money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. For example, a sharp and unexpected rise in interest rates in an unusually short period of time or the default of a portfolio security could cause the fund's NAV to fall below $1.00. However, the fund has maintained a constant share price since its inception, and the fund manager will make every effort to continue to meet this objective.

   As with any mutual fund, there can be no guarantee the funds will achieve their objectives.

  . The income level of the funds will fluctuate with changing market conditions and interest rate levels. The bond funds' share prices will also fluctuate; when you sell your shares, you may lose money. An investment in each fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


 How can I tell which fund is most appropriate for me?

   Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. The funds can be used to generate income or to diversify a stock portfolio. The higher your tax bracket, the more likely tax-exempt securities are appropriate. If you are investing for maximum tax-free income and can accept sharp price declines in an effort to achieve income exempt from federal income taxes and capital appreciation, the High Yield Fund could be an appropriate part of your overall investment strategy. If you are looking for high income with less volatility and risk, the Income Fund may be more appropriate. If you seek moderate income with still less volatility, the Intermediate Fund could be the proper choice. If you are seeking more income than a money fund offers with low volatility, the Short-Intermediate Fund would be a possibility. Finally, if you are investing for principal stability and liquidity, you should consider the money market fund.

   The funds are inappropriate for tax-deferred accounts, such as IRAs.

  . The fund or funds you select should not represent your complete investment program or be used for short-term trading purposes.


 How has each fund performed in the past?

   The bar charts showing calendar year returns and the average annual total return table indicate risk by illustrating how much returns can differ from one year to the next and over time. Fund past performance is no guarantee of future returns.
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FUND PROFILE
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   The funds can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted in the charts.


                                     Calendar Year Total Returns
             Fund              "92"       "93"    "94"    "95"   "96"     "97"    "98"    "99"    "00"    "01"
 ----------------------------------------------------------------------------------------------------------
  Tax-Exempt Money    2.53     2.01   2.46    3.40    3.05    3.24    3.08   2.83    3.67   2.44
  Tax-Free
  Short-Intermediate      6.02     6.32    0.33   8.11    4.01    5.30    4.97   0.99    6.76   5.81
  Tax-Free
  Intermediate Bond         --      12.66  -2.62  13.00   4.15    7.24   5.72   -1.26   8.93   5.20
  Tax-Free Income         9.38   12.77   -5.47  17.69   3.27    9.33   5.98   -3.91  12.29  4.39
  Tax-Free High Yield    9.56   12.97   -4.39  16.60   4.98   10.17  5.55   -5.10   8.14   4.66
 ----------------------------------------------------------------------------------------------------------

Tax-Exempt Money              Quarter ended    Total return
 Best quarter                              12/31/00           0.97%
 Worst quarter                           12/31/01           0.41%

Tax-Free Short-Intermediate   Quarter ended    Total return
 Best quarter                                 3/31/95           2.67%
 Worst quarter                               3/31/94          -1.25%

Tax-Free Intermediate Bond    Quarter ended    Total return
 Best quarter                                 3/31/95           5.01%
 Worst quarter                               3/31/94          -3.79%

Tax-Free Income               Quarter ended    Total return
 Best quarter                               3/31/95           6.85%
 Worst quarter                             3/31/94          -5.70%

Tax-Free High Yield           Quarter ended    Total return
 Best quarter                             3/31/95           6.15%
 Worst quarter                           3/31/94          -4.28%



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FUND PROFILE
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
 Table 2  Average Annual Total Returns
                               Periods ended 12/31/2001
                                          Shorter of 10 years
                         1 year  5 years  or since inception    Inception date
 ------------------------
  Tax-Exempt Money Fund  2.44%    3.05%          2.87%             4/08/81
  Lipper Tax-Exempt
  Money Market Funds
  Average                2.21     2.91           2.78

  Tax-Free
  Short-Intermediate
  Fund                   5.81%    4.75%          4.84%             12/23/83
  Lehman Brothers
  3-Year General
  Obligation Municipal
  Bond Index             6.33     5.00           5.19
  Lipper
  Short-Intermediate
  Municipal Debt Funds
  Average                4.84     4.19           4.88

  Tax-Free Intermediate
  Bond Fund              5.20%    5.11%          5.87%             11/30/92
  Lehman Brothers
  7-Year Municipal Bond
  Index                  5.18     5.55           5.94
  Lipper Intermediate
  Municipal Debt Funds
  Average                4.53     4.83           5.48

  Tax-Free Income Fund   4.39%    5.47%          6.34%             10/26/76
  Lehman Brothers
  Municipal Bond Index   5.13     5.98           6.63
  Lipper General
  Municipal Debt Funds   3.90
  Average
 ------------------------------------------------------------------------------
  Tax-Free High Yield
  Fund                                                             3/01/85
  Lehman Brothers
  Revenue Bond Index
  Lipper High Yield
  Municipal Debt Funds
  Average
 ------------------------------------------------------------------------------


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 These figures include changes in principal value, reinvested dividends, and capital gain distributions, if any.

 Lehman indices do not reflect the deduction of any fees or expenses.


 What fees or expenses will I pay?

   The funds are 100% no load. There are no fees or charges to buy or sell fund shares, reinvest dividends, or exchange into other T. Rowe Price funds. There are no 12b-1 fees.

Table 3  Fees and Expenses of the Funds*
                                                  Annual fund operating expenses
                                           (expenses that are deducted from fund assets)
                                          Management       Other       Total annual fund
  Fund                                        fee        expenses     operating expenses
 -------------------------------------------------------------------------------------------
  Tax-Exempt Money                           0.42%         0.11%             0.53%
                                         ---------------------------------------------------
  Tax-Free Short-Intermediate                0.42          0.11              0.53
                                         ---------------------------------------------------
  Tax-Free Intermediate Bond                 0.37          0.23              0.60
                                         ---------------------------------------------------
  Tax-Free Income                            0.47          0.07              0.54
                                         ---------------------------------------------------
  Tax-Free High Yield                        0.62          0.10              0.72
 ------------------------------------------------------------------------------------------------



 * Redemption proceeds of less than $5,000 sent by wire are subject to a $5 fee paid to the fund. Accounts with less than a $2,000 balance (with certain exceptions) are subject to a $10 fee.


   Example. The following table gives you a rough idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in these funds with that of other mutual funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, you invest $10,000, earn a 5% annual return, and hold the investment for the following periods and then redeem:
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
     Fund                         1 year  3 years  5 years  10 years
    -----------------------------------------------------------------------

     Tax-Exempt Money              $54     $170     $296      $665
                                  ------------------------------------
     Tax-Free Short-Intermediate    54      170      296       665
                                  ------------------------------------
     Tax-Free Intermediate Bond     61      192      335       750
                                  ------------------------------------
     Tax-Free Income                55      173      302       677
                                  ------------------------------------
     Tax-Free High Yield            74      230      401       894
    -----------------------------------------------------------------------



 Who manages the funds?

   The funds are managed by T. Rowe Price Associates, Inc. Founded in 1937, T. Rowe Price and its affiliates manage investments for individual and institutional accounts. The company offers a comprehensive array of stock, bond, and money market funds directly to the investing public.

   Tax-Exempt Money Fund Joseph K. Lynagh manages the fund day to day and has been chairman of its Investment Advisory Committee since 2000. He joined T. Rowe Price in 1991 and has worked as a municipal bond trader since 1994.

   Tax-Free Short-Intermediate and Tax-Free Intermediate Bond Funds Charles B. Hill manages the funds day to day and has been chairman of their Investment Advisory Committees since 1997. He joined T. Rowe Price in 1991 and has been managing investments since 1986.

   Tax-Free Income and Tax-Free High Yield Funds Mary J. Miller manages the funds day to day and has been chairman of their Investment Advisory Committees since 1997 and 2000, respectively. She joined T. Rowe Price in 1983 and has been managing investments since 1987.


 Note: The following questions and answers about buying and selling shares and services do not apply to employer-sponsored retirement plans. If you are a participant in one of these plans, please call your plan's toll-free number for additional information.


 How can I purchase shares?

   Fill out the New Account Form and return it with your check in the postpaid envelope. The minimum initial purchase is $2,500 ($1,000 for gifts or transfers to minors). The minimum subsequent investment is $100 ($50 for gifts or transfers to minors or Automatic Asset Builder). You can also open an account by bank wire, by exchanging from another T. Rowe Price fund, or by transferring assets from another financial institution.
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 How can I sell shares?

   You may redeem or sell any portion of your account on any business day. Simply write to us or call. You can also access your account at any time via Tele*Access /(R)/ or our Web site. We offer convenient exchange among our entire family of domestic and international funds. Restrictions may apply in special circumstances, and some redemption requests need a signature guarantee.


 When will I receive income and capital gain distributions?

   The funds distribute income monthly and net capital gains, if any, at year-end. Normally there are no capital gain distributions for money market funds. For regular accounts, income and short-term gains are taxable at ordinary income rates, and long-term gains are taxable at the capital gains rate. Distributions are reinvested automatically in additional shares unless you choose another option, such as receiving a check.


 What services are available?

   A wide range, including but not limited to:

  . retirement plans for individuals and large and small businesses;

  . automated information and transaction services by telephone or computer;

  . electronic transfers between fund and bank accounts;

  . automatic investing and automatic exchange;

  . brokerage services; and

  . asset manager accounts.
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FUND PROFILE
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T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, MD 21202
www.troweprice.com

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